Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets
Reconciliation of goodwill

	2022 $m	2021 $m
Carrying value at 1 Jan	907	961
Exchange differences	(17)	(54)
Carrying value at 31 Dec	890	907

Schedule of deferred acquisition costs and other intangible assets

	31 Dec 2022 $m	31 Dec 2021 $m
Shareholder-backed business:
DAC related to insurance contracts as classified under IFRS 4	3,215	2,776
DAC related to investment management contracts, including life assurance contracts classified as financial instruments and investment management contracts under IFRS 4	39	39
DAC related to insurance and investment contracts	3,254	2,815
Distribution rights	3,630	3,782
Present value of acquired in-force policies for insurance contracts as classified under IFRS 4	17	28
Other intangibles	209	184
Present value of acquired in-force and other intangibles	3,856	3,994
Total of DAC and other intangible assets attributable to shareholders	7,110	6,809
Other intangible assets, including computer software, attributable to with-profits funds	45	49
Total of deferred acquisition costs and other intangible assets	7,155	6,858

Shareholder-backed
Intangible assets
Schedule of deferred acquisition costs and other intangible assets
(a)	Movement in DAC and other intangible assets attributable to shareholders

	2022 $m				2021 $m
			PVIF and
		Distribution	other
	DAC	rights	intangibles	Total	Total
		note (i)	notes (ii)(iii)
Balance at 1 Jan	2,815	3,782	212	6,809	20,275
Removal of discontinued US operations	—	—	—	—	(13,881)
Additions	1,002	206	76	1,284	1,185
Amortisation to the income statement	(475)	(301)	(50)	(826)	(651)
Disposals and transfers	—	—	(5)	(5)	(7)
Exchange differences and other movements	(88)	(57)	(7)	(152)	(112)
Balance at 31 Dec	3,254	3,630	226	7,110	6,809

Notes

(i)

Distribution rights relate to amounts that have been paid or have become unconditionally due for payment as a result of past events in respect of the bancassurance partnership arrangements for the bank distribution of Prudential’s insurance products for a fixed period of time. The distribution rights amounts are amortised on a basis to reflect the pattern in which the future economic benefits are expected to be consumed by reference to new business production levels.

(ii)	All of the net PVIF balances relate to insurance contracts. The PVIF attaching to investment contracts have been fully amortised.
(iii)

Other intangibles comprise other intangible assets such as software rights. Software rights include additions of $58 million, amortisation of $(24) million, disposals of $(3) million, foreign exchange of $(7) million and closing balance at 31 December 2022 of $138 million (31 December 2021: $114 million).

Reconciliation of deferred acquisition costs relating to insurance and investment contracts

	2022 $m		2021 $m
	Insurance	Investment	Insurance	Investment
	contracts	contracts	contracts	contracts
		note		note
Balance at 1 Jan	2,776	39	16,182	34
Removal of discontinued US operations	—	—	(13,863)	—
Additions	993	9	841	7
Amortisation	(470)	(5)	(339)	(4)
Exchange differences and other movements	(84)	(4)	(45)	2
Balance at 31 Dec	3,215	39	2,776	39

Note

The carrying amount of the DAC balance relating to investment contracts comprises the following gross and accumulated amortisation amounts:

	31 Dec 2022 $m	31 Dec 2021 $m
Gross amount	59	55
Accumulated amortisation	(20)	(16)
Carrying amount	39	39

Reconciliation of PVIF and other intangibles

(c)Movement in PVIF and other intangibles attributable to shareholders

	2022 $m				2021 $m
			Other				Other
			intangibles				intangibles
		Distribution	(including			Distribution	(including
	PVIF	rights	software)	Total	PVIF	rights	software)	Total
Balance at 1 Jan
Cost	140	5,037	313	5,490	177	4,845	424	5,446
Accumulated amortisation	(112)	(1,255)	(129)	(1,496)	(143)	(994)	(250)	(1,387)
	28	3,782	184	3,994	34	3,851	174	4,059
Removal of discontinued US operations	—	—	—	—	—	—	(18)	(18)
Additions	—	206	76	282	—	260	77	337
Amortisation charge	(10)	(301)	(40)	(351)	(5)	(268)	(35)	(308)
Disposals and transfers	—	—	(5)	(5)	—	—	(7)	(7)
Exchange differences and other movements	(1)	(57)	(6)	(64)	(1)	(61)	(7)	(69)
Balance at 31 Dec	17	3,630	209	3,856	28	3,782	184	3,994
Comprising:
Cost	134	5,176	373	5,683	140	5,037	313	5,490
Accumulated amortisation	(117)	(1,546)	(164)	(1,827)	(112)	(1,255)	(129)	(1,496)
	17	3,630	209	3,856	28	3,782	184	3,994